Fair Value Measurements - Schedule of Company’s Assets that are Measured at Fair Value (Details) - USD ($)	Aug. 31, 2026	Nov. 30, 2025
Level 1 [Member]
Assets:
Investments held in Trust Account – money market funds	$ 235,645,248